Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 173,397	$ 87,082
Ending balance	160,974	173,397	$ 87,082
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	204,113	101,919	33,888
Additions	16,727	106,346	64,381
Disposals	(686)	(610)	(669)
Exchange differences	(19,659)	(3,542)	4,319
Ending balance	200,495	204,113	101,919
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(30,716)	(14,837)	(8,747)
Charge for the period	12,632	17,275	5,717
Disposals	616	478	182
Exchange differences	(3,211)	(918)	555
Ending balance	(39,521)	(30,716)	(14,837)
Land and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,819	5,047
Ending balance	26,606	29,819	5,047
Land and Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,524	7,106	3,054
Additions	1,781	28,047	3,686
Transfers			0
Disposals		(67)
Exchange differences	(3,340)	(562)	366
Ending balance	32,965	34,524	7,106
Land and Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,705)	(2,059)	(1,067)
Charge for the period	2,200	2,773	841
Disposals		21
Exchange differences	(546)	(106)	151
Ending balance	(6,359)	(4,705)	(2,059)
Fixtures and Fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,716	1,510
Ending balance	3,793	3,716	1,510
Fixtures and Fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,653	4,146	3,115
Additions	1,277	4,144	1,115
Transfers		2,137	(22)
Disposals	(171)	(452)	(126)
Exchange differences	(631)	(322)	64
Ending balance	10,128	9,653	4,146
Fixtures and Fittings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,937)	(2,636)	(2,014)
Charge for the period	855	2,204	618
Transfers		1,686	(1)
Disposals	112	366	47
Exchange differences	(345)	(223)	52
Ending balance	(6,335)	(5,937)	(2,636)
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	92,602	34,660
Ending balance	82,311	92,602	34,660
Plant and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	112,676	44,802	17,287
Additions	7,532	72,186	25,831
Transfers		(2,137)	22
Disposals	(515)	(91)	(137)
Exchange differences	(10,555)	(2,084)	1,799
Ending balance	109,138	112,676	44,802
Plant and Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,074)	(10,142)	(5,666)
Charge for the period	9,577	12,298	4,258
Transfers		(1,686)	1
Disposals	504	91	135
Exchange differences	(2,320)	(589)	352
Ending balance	(26,827)	(20,074)	(10,142)
Under Construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,260	45,865
Ending balance	48,264	47,260	45,865
Under Construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,260	45,865	10,432
Additions	6,137	1,969	33,749
Disposals			(406)
Exchange differences	(5,133)	(574)	2,090
Ending balance	$ 48,264	$ 47,260	$ 45,865